Insurance Contracts_Details of financial assets applied The Overlay Approach(Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Financial assets at fair value through profit or loss
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	₩ 7,298,807
Due from financial institutions
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	172,777
Debt securities
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	7,044,081
Equity securities
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	₩ 81,949